AGING SCHEDULE BASED ON DUE DATE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total	$ 857	$ 196
Current [member]
IfrsStatementLineItems [Line Items]
Total	$ 857	$ 196